Voya Global High Dividend Low Volatility Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			12.38%	6.03%		6.39%
Performance Inception Date		Jan. 28, 2008
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%		9.23%
Class ADV | MSCI World Value IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		11.47%	6.97%		6.65%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.94%	6.57%		6.93%
Performance Inception Date		Mar. 05, 2015
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%		9.23%
Class I | MSCI World Value IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		11.47%	6.97%		6.65%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			12.68%	6.29%		6.66%
Performance Inception Date		Jan. 28, 2008
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%		9.23%
Class S | MSCI World Value IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		11.47%	6.97%		6.65%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			12.50%	6.15%	6.14%
Performance Inception Date		Mar. 05, 2015
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.05%
Class S2 | MSCI World Value IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		11.47%	6.97%	6.61%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the MSCI World Value IndexSM to the MSCI All Country World IndexSM (“MSCI ACWI”) in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the MSCI World Value IndexSM as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.